JPMorgan BetaBuilders Europe ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Australia — 1.2%
Glencore plc	6,361,436	46,854,193
Rio Tinto plc	716,685	69,640,038
		116,494,231
Austria — 0.6%
ANDRITZ AG	43,505	4,098,074
BAWAG Group AG (a)	49,821	10,103,478
Erste Group Bank AG	197,315	25,793,645
OMV AG	95,655	6,994,793
Raiffeisen Bank International AG	85,246	5,852,873
Telekom Austria AG	48,098	562,407
Verbund AG	44,306	3,041,123
		56,446,393
Belgium — 1.5%
Ackermans & van Haaren NV	14,676	4,554,817
Ageas SA	131,649	10,894,899
Anheuser-Busch InBev SA	645,907	56,099,599
D'ieteren Group	13,674	2,822,383
Elia Group SA/NV (b)	33,273	4,767,514
Groupe Bruxelles Lambert NV	51,504	4,645,499
KBC Group NV	167,833	24,144,245
Lotus Bakeries NV (b)	269	3,450,249
Sofina SA (b)	10,138	2,872,958
Syensqo SA (b)	46,722	4,156,260
UCB SA	80,673	20,707,443
		139,115,866
Brazil — 0.1%
Yara International ASA	108,999	5,141,679
Chile — 0.1%
Antofagasta plc	232,087	11,567,399
China — 0.4%
Prosus NV	747,886	34,756,364
Czech Republic — 0.0% ^
CSG NV * (b)	101,946	1,942,075
Denmark — 2.4%
Carlsberg A/S, Class B	61,939	9,120,814
Coloplast A/S, Class B	96,613	6,388,995
Danske Bank A/S	423,374	24,365,045
DSV A/S (b)	129,732	28,037,812
Genmab A/S *	39,370	11,332,198
Novo Nordisk A/S, Class B	2,130,422	100,772,326
Novonesis Novozymes B	231,888	15,096,689
Orsted A/S * (a) (b)	308,370	6,875,222
Tryg A/S (b)	203,831	4,850,690
Vestas Wind Systems A/S	660,294	17,773,441
		224,613,232

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Finland — 1.9%
Elisa OYJ (b)	92,409	3,726,745
Fortum OYJ (b)	293,095	6,663,152
Kesko OYJ, Class A	56,964	1,390,316
Kesko OYJ, Class B (b)	181,115	4,512,902
Kone OYJ, Class B	222,160	12,817,957
Metso OYJ	471,114	8,818,419
Neste OYJ	286,997	10,170,711
Nokia OYJ	3,498,028	32,332,036
Nordea Bank Abp (b)	2,167,093	43,770,329
Orion OYJ, Class A	17,228	1,608,302
Orion OYJ, Class B	73,267	6,849,526
Sampo OYJ, Class A	1,670,228	18,492,356
Stora Enso OYJ, Class R	395,980	4,553,598
UPM-Kymmene OYJ	353,708	9,622,904
Wartsila OYJ Abp	324,754	11,013,158
		176,342,411
France — 12.5%
Air Liquide SA	387,634	76,367,207
Airbus SE	392,777	92,207,823
Amundi SA (a)	43,230	4,723,725
AXA SA	1,095,603	56,784,703
BNP Paribas SA	675,872	85,882,198
Bollore SE (b)	424,532	1,895,916
Bouygues SA	135,524	7,634,041
Bureau Veritas SA	221,312	7,079,783
Capgemini SE	111,873	13,297,306
Cie de Saint-Gobain SA	301,270	28,315,498
Cie Generale des Etablissements Michelin SCA	441,813	17,858,294
Credit Agricole SA	742,864	16,599,638
Danone SA	430,505	33,487,317
Dassault Aviation SA	12,065	4,167,854
Dassault Systemes SE	470,071	10,936,208
Engie SA	1,248,219	38,908,394
EssilorLuxottica SA	196,651	37,230,354
Hermes International SCA	22,765	40,336,716
Kering SA	47,193	15,577,159
Legrand SA	175,066	26,615,154
L'Oreal SA	162,149	72,220,412
LVMH Moet Hennessy Louis Vuitton SE	166,340	91,343,162
Orange SA	1,373,593	26,246,197
Pernod Ricard SA	132,047	10,290,862
Publicis Groupe SA	152,381	16,263,707
Safran SA	231,025	90,788,515
Sartorius Stedim Biotech (b)	18,600	3,596,126
Societe Generale SA	438,728	41,238,966
Thales SA	64,388	18,330,011
TotalEnergies SE	1,413,879	124,648,275

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Veolia Environnement SA	420,825	16,746,045
Vinci SA	328,293	46,352,632
		1,173,970,198
Germany — 13.2%
adidas AG	119,761	22,158,556
Allianz SE (Registered)	255,034	127,033,056
BASF SE	598,621	34,752,123
Bayer AG (Registered)	614,775	34,117,420
Bayerische Motoren Werke AG	217,847	14,931,988
Beiersdorf AG (b)	54,085	5,024,014
BioNTech SE, ADR *	72,970	6,609,623
Commerzbank AG	432,447	18,860,747
Continental AG	72,446	6,024,847
Daimler Truck Holding AG	290,165	16,411,942
Deutsche Bank AG (Registered)	1,176,377	43,297,752
Deutsche Boerse AG	123,234	37,120,204
Deutsche Post AG	617,812	41,270,953
Deutsche Telekom AG (Registered)	2,313,634	71,401,074
Dr Ing hc F Porsche AG (Preference) (a) (b)	73,928	3,619,249
E.ON SE	1,484,689	31,985,064
Fresenius SE & Co. KGaA	275,778	14,174,233
Hannover Rueck SE	40,280	11,610,575
Heidelberg Materials AG	84,816	15,789,773
Henkel AG & Co. KGaA	63,797	5,227,544
Henkel AG & Co. KGaA (Preference)	102,897	8,970,427
HOCHTIEF AG (b)	10,034	5,142,671
Infineon Technologies AG	874,443	62,753,169
Mercedes-Benz Group AG	476,215	25,748,558
Merck KGaA	86,690	14,327,104
MTU Aero Engines AG (b)	33,812	14,176,644
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	85,820	51,552,086
Rheinmetall AG	31,213	41,261,999
RWE AG	435,044	28,618,495
SAP SE	689,290	126,343,532
Sartorius AG (Preference) (b)	16,807	4,235,934
Siemens AG (Registered)	480,371	157,391,914
Siemens Energy AG	541,562	92,522,111
Siemens Healthineers AG (a) (b)	242,513	10,327,317
Talanx AG	40,354	5,363,637
Volkswagen AG (Preference)	138,295	11,951,734
Vonovia SE (b)	568,832	13,800,236
		1,235,908,305
Hong Kong — 0.3%
Prudential plc	1,679,153	25,235,236
Ireland — 0.4%
AIB Group plc	1,388,738	16,517,138

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ireland — continued
Kerry Group plc, Class A	94,761	9,046,799
Kingspan Group plc	102,814	9,555,926
		35,119,863
Italy — 5.3%
Banca Mediolanum SpA	139,180	3,729,323
Banca Monte dei Paschi di Siena SpA	1,296,102	17,359,198
Banco BPM SpA	807,253	14,738,983
BPER Banca SpA	1,009,218	16,399,005
Coca-Cola HBC AG	135,244	9,119,475
Enel SpA	5,084,939	57,426,280
Eni SpA	1,237,297	34,417,505
Ferrari NV (b)	84,328	33,157,197
FinecoBank Banca Fineco SpA	409,493	11,218,828
Generali (b)	587,558	29,776,878
Intesa Sanpaolo SpA	10,238,552	77,396,415
Leonardo SpA	268,569	17,117,125
Mediobanca Banca di Credito Finanziario SpA (b)	74,104	2,389,807
Moncler SpA	139,512	7,935,272
Poste Italiane SpA (a) (b)	307,576	9,304,962
Prysmian SpA	190,818	26,331,612
Recordati Industria Chimica e Farmaceutica SpA	71,639	4,267,466
Snam SpA	1,373,973	9,316,665
Telecom Italia SpA * (b)	1,236,502	10,500,202
Terna - Rete Elettrica Nazionale (b)	943,057	10,811,330
UniCredit SpA	1,003,762	94,666,666
		497,380,194
Luxembourg — 0.3%
ArcelorMittal SA	282,442	19,950,960
CVC Capital Partners plc (a)	705,572	11,846,649
		31,797,609
Mexico — 0.0% ^
Fresnillo plc	123,556	4,162,098
Netherlands — 7.5%
Adyen NV * (a)	19,131	19,460,365
Argenx SE *	41,717	35,730,498
ASM International NV (b)	29,534	27,352,886
ASML Holding NV	260,333	429,014,590
EXOR NV	57,568	4,610,092
HAL Trust	23,995	4,570,511
Heineken Holding NV	85,763	7,214,898
Heineken NV	183,671	16,629,645
ING Groep NV (b)	1,925,958	67,681,165
Koninklijke Ahold Delhaize NV	572,304	22,675,963
Koninklijke KPN NV (b)	2,547,798	12,030,297
Koninklijke Philips NV	540,839	14,249,954
NN Group NV	175,488	16,541,707

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
Universal Music Group NV	620,285	10,234,430
Wolters Kluwer NV	150,153	11,788,312
		699,785,313
Nigeria — 0.0% ^
Airtel Africa plc (a)	514,942	2,324,396
Norway — 1.0%
Aker BP ASA	205,780	7,336,963
DNB Bank ASA	470,573	15,151,795
Equinor ASA	525,779	21,583,718
Gjensidige Forsikring ASA	126,409	3,770,898
Kongsberg Gruppen ASA	293,184	9,162,870
Mowi ASA	296,010	6,339,123
Norsk Hydro ASA	859,650	7,929,437
Orkla ASA	490,527	5,448,746
Salmar ASA	49,184	2,681,421
Storebrand ASA	270,772	5,763,473
Telenor ASA	417,087	5,888,287
Var Energi ASA	545,847	2,742,340
		93,799,071
Poland — 0.9%
Allegro.eu SA * (a)	591,231	7,122,071
Bank Polska Kasa Opieki SA	140,841	9,283,510
Dino Polska SA * (a)	320,897	2,751,494
Erste Bank Polska SA	25,909	5,108,106
ING Bank Slaski SA	21,807	2,586,029
KGHM Polska Miedz SA	91,491	7,584,090
LPP SA	849	4,938,529
ORLEN SA	390,107	15,479,958
Powszechna Kasa Oszczednosci Bank Polski SA	575,131	17,226,833
Powszechny Zaklad Ubezpieczen SA	381,094	7,257,414
		79,338,034
Portugal — 0.2%
EDP SA	1,863,733	9,596,925
Galp Energia SGPS SA	302,033	6,859,354
Jeronimo Martins SGPS SA (b)	184,615	3,702,436
		20,158,715
Russia — 0.0%
Evraz plc ‡ *	453,755	—
Singapore — 0.2%
STMicroelectronics NV (b)	429,964	22,967,994
South Africa — 0.4%
Anglo American plc	669,594	33,895,854
Spain — 5.7%
ACS Actividades de Construccion y Servicios SA	147,204	18,764,233
Aena SME SA (a)	492,982	15,197,586

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — continued
Amadeus IT Group SA	275,500	17,003,029
Banco Bilbao Vizcaya Argentaria SA	3,739,659	104,829,789
Banco Santander SA	9,619,881	136,816,587
CaixaBank SA	2,361,988	34,311,058
Cellnex Telecom SA (a)	369,964	11,492,585
EDP Renewables SA	172,709	2,679,918
Endesa SA	208,179	10,137,268
Iberdrola SA	4,098,647	97,357,639
Industria de Diseno Textil SA	743,329	48,512,355
Naturgy Energy Group SA	97,546	3,254,122
Repsol SA	740,641	22,605,129
Telefonica SA	3,022,139	12,477,487
		535,438,785
Sweden — 5.4%
Alfa Laval AB	195,183	11,550,559
Assa Abloy AB, Class B	706,468	26,214,049
Atlas Copco AB, Class A	1,697,409	35,865,959
Atlas Copco AB, Class B	1,046,956	19,345,182
Axfood AB	71,933	1,835,831
Beijer Ref AB (b)	269,337	3,800,967
Boliden AB	190,556	9,588,320
Epiroc AB, Class A	417,519	10,703,782
Epiroc AB, Class B	261,580	5,735,298
EQT AB	474,107	16,103,415
Essity AB, Class A	14,386	420,048
Essity AB, Class B	417,801	12,137,409
Evolution AB * (a)	86,316	6,587,748
Fastighets AB Balder, Class B *	469,109	2,567,541
H & M Hennes & Mauritz AB, Class B (b)	297,931	5,456,231
Hexagon AB, Class B	1,408,898	13,906,628
Industrivarden AB, Class A (b)	73,326	4,228,203
Industrivarden AB, Class C	115,909	6,632,752
Indutrade AB	179,369	4,503,432
Investment AB Latour, Class B (b)	95,638	2,017,584
Investor AB, Class A	381,331	16,181,229
Investor AB, Class B	1,218,004	52,615,182
L E Lundbergforetagen AB, Class B (b)	49,044	2,945,844
Lifco AB, Class B	151,523	5,160,583
Nibe Industrier AB, Class B	1,100,239	4,410,345
Nordnet AB publ	105,462	4,040,162
Saab AB, Class B	250,898	15,765,883
Sagax AB, Class B	148,904	2,617,497
Sagax AB, Class D	73,845	257,525
Sandvik AB	687,409	25,705,479
Securitas AB, Class B	356,324	5,724,119
Skandinaviska Enskilda Banken AB, Class A	889,059	20,832,879
Skandinaviska Enskilda Banken AB, Class C	13,516	322,042

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Skanska AB, Class B	219,351	6,155,047
SKF AB, Class B	285,719	7,733,629
SSAB AB, Class A	143,928	1,515,254
SSAB AB, Class B	391,484	4,123,440
Svenska Cellulosa AB SCA, Class B	324,673	3,691,256
Svenska Handelsbanken AB, Class A	930,087	14,221,559
Svenska Handelsbanken AB, Class B (b)	23,644	577,268
Swedbank AB, Class A	626,199	25,047,939
Swedish Orphan Biovitrum AB *	111,726	5,536,721
Tele2 AB, Class B	370,848	6,424,601
Telefonaktiebolaget LM Ericsson, Class A	36,912	365,007
Telefonaktiebolaget LM Ericsson, Class B	1,843,113	18,130,123
Telia Co. AB	1,553,458	7,199,047
Trelleborg AB, Class B	126,329	5,615,839
Volvo AB, Class A	127,154	4,874,413
Volvo AB, Class B	1,064,389	40,714,736
		507,705,586
Switzerland — 8.7%
ABB Ltd. (Registered)	1,039,873	102,592,766
Chocoladefabriken Lindt & Spruengli AG	649	7,490,807
Chocoladefabriken Lindt & Spruengli AG (Registered)	72	8,478,044
Cie Financiere Richemont SA (Registered)	357,873	84,580,401
DSM-Firmenich AG (b)	149,133	16,077,699
EMS-Chemie Holding AG (Registered) (b)	4,566	4,623,709
Galderma Group AG	101,900	22,174,612
Geberit AG (Registered)	22,085	14,551,820
Givaudan SA (Registered) (b)	5,434	21,718,906
Julius Baer Group Ltd.	132,379	11,638,842
Kuehne + Nagel International AG (Registered)	31,498	8,021,338
Lonza Group AG (Registered)	47,105	32,831,162
Nestle SA (Registered)	1,669,416	166,859,914
Partners Group Holding AG	13,900	11,586,055
Sandoz Group AG	277,220	22,598,376
Schindler Holding AG	26,764	8,424,776
Schindler Holding AG (Registered)	13,881	4,245,837
SGS SA (Registered)	113,685	13,471,262
Sika AG (Registered)	107,519	24,190,768
Straumann Holding AG (Registered)	72,136	8,933,343
Swiss Life Holding AG (Registered) (b)	18,670	22,030,561
Swisscom AG (Registered)	17,021	13,079,721
UBS Group AG (Registered)	2,001,073	105,772,022
Zurich Insurance Group AG	99,978	76,156,060
		812,128,801
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	23,176	1
United Kingdom — 17.7%
3i Group plc	645,161	24,837,272

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Admiral Group plc	154,662	7,840,202
Associated British Foods plc	185,403	5,208,806
AstraZeneca plc	1,039,552	176,838,525
Aviva plc	2,033,627	19,033,129
BAE Systems plc	1,964,579	55,615,922
Barclays plc	8,861,271	60,908,263
British American Tobacco plc	1,456,127	88,330,039
BT Group plc	3,812,951	10,324,098
Bunzl plc	206,689	7,799,849
Centrica plc	3,037,613	6,345,611
Coca-Cola Europacific Partners plc	134,539	14,726,639
Compass Group plc	1,146,167	36,397,518
Diageo plc	1,491,317	32,761,751
GSK plc	2,691,765	69,993,594
Halma plc	254,638	12,165,881
HSBC Holdings plc	11,531,370	245,564,109
ICG plc	191,546	4,890,540
Imperial Brands plc	518,179	19,665,348
Informa plc	784,989	9,403,876
International Consolidated Airlines Group SA	2,130,694	12,489,944
Intertek Group plc	102,960	8,132,111
J Sainsbury plc	1,159,867	5,593,240
Legal & General Group plc	3,726,916	15,132,599
Lloyds Banking Group plc	39,161,803	60,529,146
London Stock Exchange Group plc	295,565	33,248,850
M&G plc	1,335,107	6,449,507
Melrose Industries plc	779,998	4,797,986
National Grid plc	3,327,529	53,259,941
NatWest Group plc	5,385,435	50,798,822
Next plc	76,377	15,295,113
Pearson plc	405,508	6,842,805
Reckitt Benckiser Group plc	429,806	30,334,582
RELX plc	1,190,947	41,887,939
Rentokil Initial plc	1,691,904	7,791,654
Rolls-Royce Holdings plc	5,559,254	110,905,217
Sage Group plc (The)	612,660	8,070,549
Schroders plc	527,274	4,182,348
Segro plc, REIT	830,567	10,849,455
Severn Trent plc	177,329	7,191,393
Smith & Nephew plc	571,981	8,947,477
Smiths Group plc	202,713	7,238,800
Spirax Group plc	47,986	4,499,022
SSE plc	782,592	24,724,770
Standard Chartered plc	1,179,211	34,866,449
Standard Life plc	502,468	6,261,408
Tesco plc	4,262,716	28,057,874
Unilever plc	1,461,735	93,006,668
United Utilities Group plc	497,988	9,274,707

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Verisure plc * (b)	163,668	2,035,134
Vodafone Group plc	12,815,788	20,338,529
Weir Group plc (The)	173,958	6,206,355
Wise Group plc, Class A *	434,234	5,186,481
		1,653,077,847
United States — 11.3%
Alcon AG	329,865	22,654,874
Amrize Ltd.	330,528	16,201,549
AP Moller - Maersk A/S, Class A (b)	1,691	4,408,809
AP Moller - Maersk A/S, Class B	1,941	5,211,834
BP plc	10,277,609	77,217,373
Experian plc	601,126	22,680,313
Ferrovial NV	332,866	21,804,728
Haleon plc	5,973,301	29,242,656
Holcim AG	334,702	30,399,036
InterContinental Hotels Group plc	99,792	16,137,082
Novartis AG (Registered)	1,278,544	199,953,919
Roche Holding AG	462,861	202,313,075
Roche Holding AG	19,460	8,626,536
Sanofi SA	743,798	64,049,698
Schneider Electric SE	363,413	122,101,538
Shell plc	3,740,481	171,208,196
Stellantis NV *	1,347,269	7,756,993
Swiss Re AG	190,129	31,640,329
Tenaris SA	212,640	6,100,563
		1,059,709,101
Total Common Stocks (Cost $7,682,917,625)		9,290,322,651
Short-Term Investments — 1.8%
Investment of Cash Collateral from Securities Loaned — 1.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (c) (d)(Cost $166,362,880)	166,362,880	166,362,880
Total Investments — 101.0% (Cost $7,849,280,505)		9,456,685,531
Liabilities in Excess of Other Assets — (1.0)%		(97,820,004)
NET ASSETS — 100.0%		9,358,865,527

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $155,274,602.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2026.
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	15.4%
Pharmaceuticals	10.3
Insurance	5.9
Semiconductors & Semiconductor Equipment	5.7
Oil, Gas & Consumable Fuels	5.3
Aerospace & Defense	5.0
Electrical Equipment	4.1
Capital Markets	3.3
Textiles, Apparel & Luxury Goods	2.8
Machinery	2.6
Food Products	2.6
Electric Utilities	2.4
Metals & Mining	2.3
Chemicals	2.1
Diversified Telecommunication Services	2.0
Industrial Conglomerates	1.8
Personal Care Products	1.8
Beverages	1.7
Multi-Utilities	1.6
Software	1.5
Financial Services	1.5
Construction & Engineering	1.2
Health Care Equipment & Supplies	1.2
Tobacco	1.1
Professional Services	1.1
Automobiles	1.0
Others (each less than 1.0%)	10.9
Short-Term Investments	1.8

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	592	09/18/2026	EUR	43,588,147	502,393
FTSE 100 Index	148	09/18/2026	GBP	21,672,090	867,402
					1,369,795

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$116,494,231	$—	$116,494,231
Austria	562,407	55,883,986	—	56,446,393
Belgium	—	139,115,866	—	139,115,866
Brazil	—	5,141,679	—	5,141,679
Chile	—	11,567,399	—	11,567,399
China	—	34,756,364	—	34,756,364
Czech Republic	1,942,075	—	—	1,942,075
Denmark	15,096,689	209,516,543	—	224,613,232
Finland	—	176,342,411	—	176,342,411
France	26,246,197	1,147,724,001	—	1,173,970,198
Germany	6,609,623	1,229,298,682	—	1,235,908,305
Hong Kong	—	25,235,236	—	25,235,236
Ireland	—	35,119,863	—	35,119,863
Italy	—	497,380,194	—	497,380,194
Luxembourg	—	31,797,609	—	31,797,609
Mexico	—	4,162,098	—	4,162,098
Netherlands	22,675,963	677,109,350	—	699,785,313
Nigeria	—	2,324,396	—	2,324,396
Norway	15,051,157	78,747,914	—	93,799,071
Poland	2,586,029	76,752,005	—	79,338,034
Portugal	—	20,158,715	—	20,158,715
Russia	—	—	—(a )	—(a )
Singapore	—	22,967,994	—	22,967,994
South Africa	—	33,895,854	—	33,895,854
Spain	—	535,438,785	—	535,438,785
Sweden	—	507,705,586	—	507,705,586
Switzerland	—	812,128,801	—	812,128,801
United Arab Emirates	—	—	1	1
United Kingdom	21,072,250	1,632,005,597	—	1,653,077,847
United States	9,620,643	1,050,088,458	—	1,059,709,101
Total Common Stocks	121,463,033	9,168,859,617	1	9,290,322,651
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	166,362,880	—	—	166,362,880
Total Investments in Securities	$287,825,913	$9,168,859,617	$1	$9,456,685,531
Appreciation in Other Financial Instruments
Futures Contracts	$1,369,795	$—	$—	$1,369,795

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	$121,277,733	$1,175,268,555	$1,130,183,408	$—	$—	$166,362,880	166,362,880	$5,446,539	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.